Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
ASSETS
Cash and amounts due from depository institutions	$ 1,343	$ 2,219
Interest-bearing deposits	1,804	258
Total cash and cash equivalents	3,147	2,477
Securities available for sale	39,365	40,420
Loans held for sale	349	337
Loans receivable, net of allowance for loan losses of $740 and $923, respectively	223,786	207,996
Premises and equipment	2,593	2,742
Federal Home Loan Bank of New York stock, at cost	1,150	1,262
Accrued interest receivable	925	954
Other assets	2,029	2,067
Total assets	273,344	258,255
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	226,782	212,312
Advances from Federal Home Loan Bank of New York	18,950	19,889
Advance payments by borrowers for taxes and insurance	1,284	1,221
Other liabilities	2,452	2,098
Total liabilities	249,468	235,520
Commitments and Contingencies
Stockholders' equity:
Preferred stock, $.01 par value, 1,000,000 shares authorized, 1,500 shares issued and outstanding (liquidation preference value $1,000 per share)	0	0
Common stock, $.01 par value, authorized shares: 7,000,000; shares issued: 2,055,165; shares outstanding: 1,862,803	21	21
Additional paid-in capital	20,358	20,283
Retained earnings	7,574	7,007
Treasury stock, 192,362 shares	(1,660)	(1,660)
Unearned Employee Stock Ownership Plan ("ESOP") shares	(1,233)	(1,288)
Accumulated other comprehensive (loss)	(1,184)	(1,628)
Total stockholders' equity	23,876	22,735
Total liabilities and stockholders' equity	$ 273,344	$ 258,255